Securitisations and Covered Bonds - Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme (Detail) - GBP (£) £ in Billions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Internal issuances
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	£ 0.0	£ 0.0
Internal and external redemptions	2.6	0.2
Internal issuances | Mortgage-backed master trust structures: | Holmes
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.0	0.1
Internal issuances | Mortgage-backed master trust structures: | Langton
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	2.4	0.0
Internal issuances | Other asset-backed securitisation structures: | Motor
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.1	0.1
Internal issuances | Other asset-backed securitisation structures: | Auto ABS UK Loans
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.1	0.0
Internal issuances | Covered bond programmes
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.0	0.0
External issuances
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	3.0
Internal and external redemptions	4.9	2.5
External issuances | Mortgage-backed master trust structures: | Holmes
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.3	0.5
External issuances | Mortgage-backed master trust structures: | Langton
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.0	0.0
External issuances | Other asset-backed securitisation structures: | Motor
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.0	0.1
External issuances | Other asset-backed securitisation structures: | Auto ABS UK Loans
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.1	0.1
External issuances | Covered bond programmes
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	3.0
Internal and external redemptions	£ 4.5	£ 1.8